UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                                 FORM 13F

                            FORM 13F COVER PAGE

          Report for the Quarter Ended June 30, 1999.

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Greenlight Capital, Inc.
Address:       420 Lexington Avenue, Suite 875
               New York, NY   11111

13F File Number:    28-7484

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Jeff Keswin
Title:         Co-President
Phone:         (212) 973-1900
Signature, Place, and Date of Signing:

      /s/ Jeff Keswin         New York, New York       July 29, 1999
      ---------------         ------------------       -------------

Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I  AM  SIGNING  THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE  ACT  OF
1934.

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           28

Form 13F Information Table Value Total:           203,912


List of Other Included Managers:

No.    13F File Number        Name
---    ---------------        ----


                                                     FORM 13F INFORMATION TABLE


                                                                                                            VOTING AUTHORITY
                           TITLE OF                  VALUE     SHARES/    SH/  PUT/ INVSTMT   OTHER    ----------------------------
NAME OF ISSUER              CLASS        CUSIP     (X$1,000)   PRN AMT    PRN  CALL DSCRETN  MANAGERS    SOLE     SHARED    NONE
--------------              -----      ---------   --------   ----------  ---  ---- -------  --------  ---------  ------ ----------
AMERICAN CAPITAL
  STRATEGIES                COM        024937104        417       22,900  SH          SOLE                22,900
AGRIBRANDS INTL INC         COM        00849R105     36,092      912,300  SH          SOLE               912,300
ASSISTED LIVING CONCEPTS    SB DB CV   04543LAD1      7,975   13,750,000  PRN         SOLE                               13,750,000
                            6%02
ASSISTED LIVING CONCEPTS    SB DB CV   04543LAG4        560    1,000,000  PRN         SOLE                                1,000,000
                            5.625%03
AMERUS LIFE HOLDS INC       COM        030732101     46,629      172,700  SH          SOLE               172,700
AUSPEX SYS INC              COM        052116100     11,207    1,030,600  SH          SOLE             1,030,600
BNC MTG INC                 COM        05561Y105      4,158      665,400  SH          SOLE               665,400
CONSOLIDATED FREIGHTWAYS
  CORP                      COM        209232107     12,196      949,600  SH          SOLE               949,600
CLARION CML HLDGS INC       CL A       18051W109      1,207      178,900  SH          SOLE               178,900
DELIA'S INC                 COM        246885107        607       45,000  SH          SOLE                45,000
EMCOR GROUP INC             COM        29084Q100      5,261      208,900  SH          SOLE               208,900
ENCAD INC                   COM        292503109        536       82,500  SH          SOLE                82,500
FPIC INS GROUP INC          COM        302563101     12,595      259,700  SH          SOLE               259,700
FIRST SIERRA FINANCIAL INC  COM        335944104      6,012      240,500  SH          SOLE               240,500
GETTY RLTY CORP NEW         COM        374297109      8,630      600,400  SH          SOLE               600,400
LIFETIME HOAN CORP          COM        531926103        415       45,500  SH          SOLE                45,500
LAZARE KAPLAN INTL INC      COM        521078105      2,172      214,600  SH          SOLE               214,600
M D C HLDGS INC             COM        552676108      1,560       72,600  SH          SOLE                72,600
MERCER INTL INC             SH BEN
                            INT        588056101      8,527    1,421,200  SH          SOLE             1,421,200
NEOPHARM INC                COM        640919106        563       38,200  SH          SOLE                38,200
NAM TAI ELECTRS INC         COM PAR    629865205        824       65,300  SH          SOLE                65,300
                            $0.02
OPTI INC                    COM        683960108      2,903      477,700  SH          SOLE               477,700
OMEGA WORLDWIDE INC         COM        68210B108      2,184      537,700  SH          SOLE               537,700
STANCORP FINL GROUP INC     COM        852891100      3,075      102,500  SH          SOLE               102,500
SPLASH TECHNOLOGY HLDGS INC COM        848623104      3,974      565,200  SH          SOLE               565,200
LONE STAR STEAKHOUSE SALOON COM        542307103     10,715    1,102,600  SH          SOLE             1,102,600
TRIAD HOSPITALS INC         COM        89579K109      8,668      643,600  SH          SOLE               643,600
UCBH HOLDINGS INC           COM        90262T308      3,647      203,333  SH          SOLE               203,333
